                                  1997 ANNUAL

                                     REPORT
                                   ----------

                                     KEMPER
                                   ADVANTAGE

                     Individual Variable Annuity Contracts

                                     ------

                    Kemper Investors Life Insurance Company

                                     ------

                           Variable Annuity Account C


PERIOD ENDED DECEMBER 31, 1997                              [ZURICH KEMPER LOGO]

REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF DIRECTORS OF
KEMPER INVESTORS LIFE INSURANCE COMPANY AND CONTRACT OWNERS
OF VARIABLE ANNUITY ACCOUNT C

  We have audited the accompanying combined statement of assets and liabilities and contract owners' equity of Kemper Investors Life Insurance Company Variable Annuity Account C as of December 31, 1997, and the related combined statement of operations and statement of changes in contract owners' equity for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The combined statement of changes in contract owners' equity for the year ended December 31, 1996 was audited by other auditors, whose report, dated February 21, 1997, expressed an unqualified opinion on that statement.

  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of portfolio shares owned at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the December 31, 1997 combined financial statements referred to above present fairly, in all material respects, the combined financial position of Kemper Investors Life Insurance Company Variable Annuity Account C as of December 31, 1997, and the combined results of its operations and changes in its contract owners' equity for the year then ended in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Chicago, Illinois

February 20, 1998

COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY
VARIABLE ANNUITY ACCOUNT C

COMBINED STATEMENT OF ASSETS AND LIABILITIES
AND CONTRACT OWNERS' EQUITY

December 31, 1997
(IN THOUSANDS)

                                                                                KEMPER
                                                                             TOTAL RETURN
                                                              COMBINED       FUND DIVISION
-----------------------------------------------------------------------------------------
 ASSETS
-----------------------------------------------------------------------------------------
Investments, at current value                                 $23,023               8,015
Dividend and other receivables                                     16                   2
-----------------------------------------------------------------------------------------
    TOTAL ASSETS                                               23,039               8,017
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
 LIABILITIES AND CONTRACT OWNERS' EQUITY
-----------------------------------------------------------------------------------------
Liabilities:
  Mortality and expense risk charges                               19                   7
  Other                                                            39                   3
-----------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                              58                  10
-----------------------------------------------------------------------------------------
Contract owners' equity                                       $22,981               8,007
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
 ANALYSIS OF CONTRACT OWNERS' EQUITY
-----------------------------------------------------------------------------------------
Excess of payments for units redeemed over proceeds from
units sold                                                   $(67,624)            (10,148)
Accumulated net investment income                              86,393              15,366
Accumulated net realized gain (loss) on sales of investments    3,156               1,876
Unrealized appreciation (depreciation) of investments           1,056                 913
-----------------------------------------------------------------------------------------
    Contract owners' equity                                   $22,981               8,007
-----------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

COMBINED FINANCIAL STATEMENTS

                     KEMPER
                   INCOME AND                                        KEMPER        KEMPER U.S.
     KEMPER          CAPITAL         ZURICH          KEMPER        DIVERSIFIED     GOVERNMENT
     GROWTH         PRESERVATION    MONEY MARKET     HIGH YIELD        INCOME        SECURITIES
  FUND DIVISION    FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION
------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
        5,622             882            5,240          1,977             221           1,066
           --              --               14             --              --              --
---------------------------------------------------------------------------------------------
        5,622             882            5,254          1,977             221           1,066
---------------------------------------------------------------------------------------------

            4               1                4              2              --               1
            1              --               29             --              --               6
---------------------------------------------------------------------------------------------
            5               1               33              2              --               7
---------------------------------------------------------------------------------------------
        5,617             881            5,221          1,975             221           1,059
---------------------------------------------------------------------------------------------

       (6,853)         (2,728)         (38,530)        (3,862)           (437)         (5,066)
       10,818           3,460           43,751          5,674           1,419           5,905
        1,666             118               --             27            (743)            212
          (14)             31               --            136             (18)              8
---------------------------------------------------------------------------------------------
        5,617             881            5,221          1,975             221           1,059
---------------------------------------------------------------------------------------------

COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY
VARIABLE ANNUITY ACCOUNT C

COMBINED STATEMENT OF OPERATIONS
For the year ended December 31, 1997
(IN THOUSANDS)


                                                                               KEMPER
                                                                            TOTAL RETURN
                                                             COMBINED       FUND DIVISION
----------------------------------------------------------------------------------------
Dividend and capital gain distributions                        $2,703              1,295
----------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk charges                              254                 78
  Maintenance fee                                                  12                  4
----------------------------------------------------------------------------------------
    Total expenses                                                266                 82
----------------------------------------------------------------------------------------
Net investment income                                           2,437              1,213
----------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on sales of investments                937                499
  Change in unrealized appreciation (depreciation) of
  investments                                                    (548)              (332)
----------------------------------------------------------------------------------------
    Net realized and unrealized gain on investments               389                167
----------------------------------------------------------------------------------------
NET INCREASE IN CONTRACT OWNERS' EQUITY RESULTING FROM
  OPERATIONS                                                   $2,826              1,380
----------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

COMBINED FINANCIAL STATEMENTS

                       KEMPER
                     INCOME AND                                        KEMPER        KEMPER U.S.
       KEMPER          CAPITAL         ZURICH          KEMPER        DIVERSIFIED     GOVERNMENT
       GROWTH       PRESERVATION    MONEY MARKET     HIGH YIELD        INCOME        SECURITIES
    FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION
--------------------------------------------------------------------------------------------
          771             67             291             172             16               91
--------------------------------------------------------------------------------------------
           54             10              70              20              2               20
            2             --               5               1             --               --
--------------------------------------------------------------------------------------------
           56             10              75              21              2               20
--------------------------------------------------------------------------------------------
          715             57             216             151             14               71
--------------------------------------------------------------------------------------------
          406             13              --              28             (2)              (7)
         (259)             2              --              16              3               22
--------------------------------------------------------------------------------------------
          147             15              --              44              1               15
--------------------------------------------------------------------------------------------
          862             72             216             195             15               86
--------------------------------------------------------------------------------------------

COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY
VARIABLE ANNUITY ACCOUNT C

COMBINED STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
For the years ended December 31, 1997 and 1996
(IN THOUSANDS)

                                                                         COMBINED
                                                              ------------------------------
                                                               1997                    1996
--------------------------------------------------------------------------------------------
 OPERATIONS
--------------------------------------------------------------------------------------------
  Net investment income                                       $ 2,437                  3,246
  Net realized gain (loss) on sales of investments                937                  1,361
  Change in unrealized appreciation (depreciation) of
  investments                                                    (548)                (1,943)
--------------------------------------------------------------------------------------------
    Net increase in contract owners' equity resulting from
    operations                                                  2,826                  2,664
--------------------------------------------------------------------------------------------
 ACCOUNT UNIT TRANSACTIONS
--------------------------------------------------------------------------------------------
  Proceeds from units sold                                        282                    419
  Net transfers (to) from affiliate or divisions                   89                   (181)
  Payments for units redeemed                                  (5,179)                (6,079)
--------------------------------------------------------------------------------------------
    Net decrease in contract owners' equity from account
     unit transactions                                         (4,808)                (5,841)
--------------------------------------------------------------------------------------------
      Total increase (decrease) in contract owners' equity     (1,982)                (3,177)
--------------------------------------------------------------------------------------------
 CONTRACT OWNERS' EQUITY
--------------------------------------------------------------------------------------------
  Beginning of period                                          24,963                 28,140
--------------------------------------------------------------------------------------------
  End of period                                               $22,981                 24,963
--------------------------------------------------------------------------------------------

COMBINED STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

(CONTINUED)

                                                                     ZURICH MONEY MARKET
                                                                        FUND DIVISION
                                                                -----------------------------
                                                                 1997                   1996
---------------------------------------------------------------------------------------------
 OPERATIONS
---------------------------------------------------------------------------------------------
  Net investment income                                         $  216                    253
  Net realized gain (loss) on sales of investments                  --                     --
  Change in unrealized appreciation (depreciation) of
  investments                                                       --                     --
---------------------------------------------------------------------------------------------
    Net increase in contract owners' equity resulting from
    operations                                                     216                    253
---------------------------------------------------------------------------------------------
 ACCOUNT UNIT TRANSACTIONS
---------------------------------------------------------------------------------------------
  Proceeds from units sold                                         130                     74
  Net transfers (to) from affiliate or divisions                   (70)                     4
  Payments for units redeemed                                     (877)                  (806)
---------------------------------------------------------------------------------------------
    Net decrease in contract owners' equity from account
     unit transactions                                            (817)                  (728)
---------------------------------------------------------------------------------------------
      Total increase (decrease) in contract owners' equity        (601)                  (475)
---------------------------------------------------------------------------------------------
 CONTRACT OWNERS' EQUITY
---------------------------------------------------------------------------------------------
  Beginning of period                                            5,822                  6,297
---------------------------------------------------------------------------------------------
  End of period                                                 $5,221                  5,822
---------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

COMBINED FINANCIAL STATEMENTS

KEMPER TOTAL RETURN    KEMPER GROWTH    KEMPER INCOME AND CAPITAL
   FUND DIVISION       FUND DIVISION    PRESERVATION FUND DIVISION
-------------------   ---------------   --------------------------
     1997     1996     1997     1996        1997          1996
---------------------------------------------------------------
     1,213    1,204      715    1,406          57            70
       499      549      406      734          13            23
      (332)    (549)    (259)  (1,218)          2           (92)
---------------------------------------------------------------
     1,380    1,204      862      922          72             1
---------------------------------------------------------------
        63       88       59      127           2            13
      (105)       1      452      (95)       (103)          (29)
    (1,650)  (2,003)  (1,646)  (1,647)       (205)         (377)
---------------------------------------------------------------
    (1,692)  (1,914)  (1,135)  (1,615)       (306)         (393)
---------------------------------------------------------------
      (312)    (710)    (273)    (693)       (234)         (392)
---------------------------------------------------------------
     8,319    9,029    5,890    6,583       1,115         1,507
---------------------------------------------------------------
     8,007    8,319    5,617    5,890         881         1,115
---------------------------------------------------------------

KEMPER HIGH YIELD   KEMPER DIVERSIFIED INCOME    KEMPER U.S. GOVERNMENT
  FUND DIVISION           FUND DIVISION         SECURITIES FUND DIVISION
-----------------   -------------------------   -------------------------
    1997    1996       1997          1996          1997          1996
----------------------------------------------------------------------
      151     183        14            16             71           114
       28      61        (2)           (5)            (7)           (1)
       16       3         3             5             22           (92)
----------------------------------------------------------------------
      195     247        15            16             86            21
----------------------------------------------------------------------
       14      36         7             5              7            76
       16      83        --            (6)          (101)         (139)
     (211)   (682)      (18)          (32)          (572)         (532)
----------------------------------------------------------------------
     (181)   (563)      (11)          (33)          (666)         (595)
----------------------------------------------------------------------
       14    (316)        4           (17)          (580)         (574)
----------------------------------------------------------------------
    1,961   2,277       217           234          1,639         2,213
----------------------------------------------------------------------
    1,975   1,961       221           217          1,059         1,639
----------------------------------------------------------------------

NOTES TO COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY
VARIABLE ANNUITY ACCOUNT C
--------------------------------------------------------------------------------
1    GENERAL INFORMATION
     AND SIGNIFICANT
     ACCOUNTING POLICIES     ORGANIZATION. Kemper Investors Life Insurance
                             Company Variable Annuity Account C (the "Separate
                             Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life
                             Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Kemper Corporation which was acquired by an investor group led by Zurich
                             Insurance Company ("Zurich") on January 4, 1996.

                             The Separate Account is divided into seven subaccounts and each subaccount invests exclusively in a corresponding Kemper or Zurich Fund ("Fund"). Each Fund is an open-end diversified management investment company.

                             ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. As a result, actual results reported as income and expenses could differ from the estimates reported in the accompanying financial statements.

                             SECURITY VALUATION. The investments are stated at current value which is based on the closing bid price, net asset value, at December 31, 1997.

                             SECURITY TRANSACTIONS AND INVESTMENT INCOME.
                             Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividends and capital gains distributions are recorded as income on the ex-dividend date. Realized gains and losses from security transactions are reported on a first in, first out ("FIFO") cost basis.

                             ACCUMULATION UNIT VALUATION. On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (Chicago time) or the close of the Exchange by dividing the total value of each Fund's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective Fund.

                             FEDERAL INCOME TAXES. Under Revenue Ruling 81-225, the contract owner is treated as the owner of the underlying Fund shares with respect to purchase payments made after December 31, 1980, except in the case of individual retirement annuities, tax sheltered 403(b) annuities and annuities under a qualified 403(a) retirement plan issued before September 26, 1981 ("Qualified Contracts").

                             With respect to purchase payments made before January 1, 1981, and Qualified Contracts, KILICO is treated as the owner of the underlying Fund shares and the contract owner is treated as the owner of an annuity contract for all Federal income tax purposes. Under current law, dividends and realized gains attributable to Fund shares considered owned by KILICO are not currently taxed to the extent they are applied to liabilities under the contract.

                             The Tax Reform Act of 1984 authorized the Secretary of the Treasury to prescribe diversification requirements for the investments underlying a variable annuity contract. The final regulation issued March 1, 1989, provided that such diversification requirements do not apply to Qualified Contracts or purchase payments before January 1, 1981.

                             In early 1998, the Clinton Administration's Fiscal Year 1999 Budget was released and contained certain proposals to change the taxation of non-qualified fixed and variable annuities. It is currently unknown whether such proposals will be adopted, amended or omitted in the final 1999 budget approved by Congress.

NOTES TO COMBINED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
2    SUMMARY
     OF INVESTMENTS          Investments, at cost, at December 31, 1997, are as
                             follows (in thousands):

                                                                                SHARES
                                                                                OWNED         COST
                             -----------------------------------------------------------------------
                             INVESTMENTS
                             -----------------------------------------------------------------------
                             Kemper Total Return Fund                             794        $ 7,102
                             Kemper Growth Fund                                   430          5,636
                             Kemper Income and Capital Preservation Fund          103            851
                             Zurich Money Market Fund                           5,240          5,240
                             Kemper High Yield Fund                               234          1,841
                             Kemper Diversified Income Fund                        37            239
                             Kemper U.S. Government Securities Fund               122          1,058
                             -----------------------------------------------------------------------
                             TOTAL INVESTMENTS                                               $21,967
                             -----------------------------------------------------------------------

                             The underlying investments of the Funds are summarized below.

                             KEMPER TOTAL RETURN FUND: This Fund invests in fixed-income securities (bonds and other debt securities) and equity securities (stocks). The Fund also may invest a small portion of its assets in put and call options, purchase and sell financial futures contracts and options thereon, invest in foreign securities, engage in related foreign currency transactions and lend its securities.

                             KEMPER GROWTH FUND: This Fund invests primarily in common stocks but can invest in any security with potential for capital growth. The Fund may also invest a small portion of its assets in put and call options, purchase and sell financial futures contracts and options thereon, invest in foreign securities, engage in foreign currency transactions and lend its securities.

                             KEMPER INCOME AND CAPITAL PRESERVATION FUND: This Fund invests primarily in investment grade debt securities including corporate bonds, United States or Canadian Government securities, commercial paper and money market instruments. The Fund may also purchase and sell put and call options and financial futures and options thereon, invest in foreign securities and engage in related foreign currency transactions.

                             ZURICH MONEY MARKET FUND: This Fund invests primarily in short-term obligations of major banks and corporations.

                             KEMPER HIGH YIELD FUND: This Fund invests in fixed-income securities. The Fund may also sell put and call options and financial futures contracts and options thereon, invest in foreign securities and engage in related foreign currency transactions. The Fund invests a substantial portion of its net assets in high yielding fixed-income securities. These securities will ordinarily be in the lower rating categories of recognized rating agencies or will be non-rated, and generally will involve more risk than securities in the higher rating categories.



                                                                       CONTINUED

NOTES TO COMBINED FINANCIAL STATEMENTS

                             KEMPER DIVERSIFIED INCOME FUND: This Fund invests primarily in fixed-income securities and dividend paying common stocks and by writing options. The Fund invests a substantial portion of its assets in high yield bonds. These bonds ordinarily are in the lower rating categories of recognized rating agencies or are non-rated, and thus involve more risk than higher rated bonds. The Fund may also invest a small portion of its assets in put and call options, purchase and sell financial futures contracts and options thereon, invest in foreign securities, engage in foreign currency and delayed delivery transactions and lend its securities.

                             KEMPER U.S. GOVERNMENT SECURITIES FUND: This Fund invests in obligations issued or guaranteed by the U.S. Government or its agencies.

--------------------------------------------------------------------------------
3    TRANSACTIONS WITH
     AFFILIATES
                             KILICO assumes the mortality risks associated with the annuity contracts and incurs all expenses involved in administering the contracts. In return, KILICO assesses a daily charge based on assets for mortality and expense risk which amounts to an aggregate of one percent (1.00%) per annum. Additionally, KILICO assesses against each contract participating in the Separate Account a records maintenance charge of $25 on December 31st of each calendar year whether or not any purchase payments have been made during the year.

                             Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge.

                             Scudder Kemper Investments, Inc. ("SKI"), formerly Zurich Kemper Investments, Inc., an affiliated company, is the investment manager of the Funds which serve as the underlying investments of the Separate Account.

                             Investors Brokerage Services, Inc. ("IBS"), a wholly-owned subsidiary of KILICO, is the principal underwriter for the Separate Account.

--------------------------------------------------------------------------------
4    NET TRANSFERS (TO)
     FROM AFFILIATE OR
     DIVISIONS
                             Net transfers (to) from affiliate or divisions include transfers of all or part of the contract owner's interest to or from another Fund or to the general account of KILICO.

--------------------------------------------------------------------------------
5    CONTRACT OWNERS'
     EQUITY
                             The contract owners' equity is affected by the investment results of each Fund and contract charges. The accompanying combined financial statements include only contract owners' payments pertaining to the variable portions of their contracts and exclude any payments for the fixed portion, the latter being included in the general account of KILICO. Contract owners may elect to annuitize the contract under one of several annuity options, as specified in the prospectus.

NOTES TO COMBINED FINANCIAL STATEMENTS

                             Contract owners' equity at December 31, 1997, is as follows (in thousands, except unit value; differences are due to rounding):

                                                                                                  CONTRACT
                                                                              NUMBER      UNIT     OWNERS'
                                    SEPARATE ACCOUNT FUND DIVISION           OF UNITS    VALUE     EQUITY
                             -----------------------------------------------------------------------------
                             -----------------------------------------------------------------------------
                              KEMPER TOTAL RETURN FUND
                             -----------------------------------------------------------------------------
                              Qualified                                        1,205     $6.589    $ 7,941
                              Nonqualified                                        10      6.594         66
                             -----------------------------------------------------------------------------
                                                                                                     8,007
                             -----------------------------------------------------------------------------
                              KEMPER GROWTH FUND
                             -----------------------------------------------------------------------------
                              Qualified                                          711      7.761      5,516
                              Nonqualified                                        13      7.740        101
                             -----------------------------------------------------------------------------
                                                                                                     5,617
                             -----------------------------------------------------------------------------
                              KEMPER INCOME AND CAPITAL PRESERVATION FUND
                             -----------------------------------------------------------------------------
                              Qualified                                          182      4.851        881
                             -----------------------------------------------------------------------------
                              ZURICH MONEY MARKET FUND
                             -----------------------------------------------------------------------------
                              Qualified                                        1,637      3.011      4,929
                              Nonqualified                                        97      3.011        292
                             -----------------------------------------------------------------------------
                                                                                                     5,221
                             -----------------------------------------------------------------------------
                              KEMPER HIGH YIELD FUND
                             -----------------------------------------------------------------------------
                              Qualified                                          297      6.200      1,841
                              Nonqualified                                        21      6.362        134
                             -----------------------------------------------------------------------------
                                                                                                     1,975
                             -----------------------------------------------------------------------------
                              KEMPER DIVERSIFIED INCOME FUND
                             -----------------------------------------------------------------------------
                              Qualified                                           66      3.376        221
                             -----------------------------------------------------------------------------
                              KEMPER U.S. GOVERNMENT SECURITIES FUND
                             -----------------------------------------------------------------------------
                              Qualified                                          226      4.311        974
                              Nonqualified                                        19      4.480         85
                             -----------------------------------------------------------------------------
                                                                                                     1,059
                             -----------------------------------------------------------------------------
                                TOTAL CONTRACT OWNERS' EQUITY                                      $22,981
                             -----------------------------------------------------------------------------

NOTES

NOTES

[RECYCLED LOGO]
Printed on recycled paper.

Distributed by
Investors Brokerage Services, Inc.

[ZURICH KEMPER LOGO]

Kemper Investors Life Insurance Company
1 Kemper Drive
Long Grove, IL 60049

Policy Form Series L-5672, L-5454 & L-5797

L-5759 (2/97)1042